Functional and presentation currency and hyperinflationary accounting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hyperinflationary Accounting [Abstract]
General Price index	53.83%	47.65%	24.80%